Capital Disclosure of components of capital (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 28, 2018	Dec. 31, 2015
Disclosure of components of capital [Line Items]
Long-term debt		$ 3,267	$ 3,707
Increase (decrease) in financial liabilities		(440)
Equity		4,134	4,385	$ 4,663
Preferred shares					$ 33
Contributed surplus		11	10
Deficit		(1,496)	(1,209)
Accumulated other comprehensive income		481	489
Non-controlling interests		1,137	1,059
Cash and cash equivalents		(89)	(314)	(305)		$ (54)
Increase (decrease) in cash and cash equivalents		225	(9)	(251)
Current restricted cash and cash equivalents		(66)	0
Fair value asset of hedging instruments on long-term debt		(10)	(30)
Increase (decrease) in hedging instruments, liabilities		20
Total capital		7,275	7,748
Increase (decrease) in capital		(473)
Common shares
Disclosure of components of capital [Line Items]
Equity		3,059	3,094
Increase (decrease) in equity		(35)
Preferred shares
Disclosure of components of capital [Line Items]
Equity		942	942	942
Increase (decrease) in equity		0
Contributed surplus
Disclosure of components of capital [Line Items]
Equity		11	10	9
Increase (decrease) in equity		1
Deficit
Disclosure of components of capital [Line Items]
Equity		(1,496)	(1,209)	(933)
Increase (decrease) in equity		(287)
Accumulated other comprehensive income
Disclosure of components of capital [Line Items]
Equity	[1]	481	489	399
Increase (decrease) in equity		(8)
Non-controlling interests
Disclosure of components of capital [Line Items]
Equity		1,137	1,059	$ 1,152
Increase (decrease) in equity		78
TransAlta OCP
Disclosure of components of capital [Line Items]
Current restricted cash and cash equivalents		(27)	$ 0
Increase (decrease) in restricted cash and cash equivalents		$ (27)

[1]	(1) Refer to Note 26 for details on components of, and changes in, accumulated other comprehensive income (loss).